Retirement and Benefit Programs (Details) (USD $)	3 Months Ended		12 Months Ended
	May 31, 2013 item	May 31, 2012	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011
Retirement and Benefit Programs
Expense associated with retirement and benefit programs, excluding defined benefit plans	$ 1,800,000	$ 1,700,000
Number of defined benefit plans	2		2
Net periodic benefit cost
Service cost	86,000	68,000	271,000	216,000	203,000
Interest cost	100,000	99,000	396,000	438,000	434,000
Expected return on plan assets	(143,000)	(146,000)	(636,000)	(618,000)	(559,000)
Amortization of prior service cost	16,000	15,000	59,000	62,000	85,000
Recognized net actuarial loss	66,000	62,000	248,000	116,000	123,000
Total pension expense	$ 125,000	$ 98,000	$ 338,000	$ 214,000	$ 286,000